Equity and Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Company's Authorized Capital

As of December 31, 2024, the Company had the authority to issue 3,100,000,000 shares of capital stock, consisting of the following:

Classification	Number of Shares	Par Value
Preferred Stock	100,000,000	$0.01
Class T Shares	500,000,000	$0.01
Class S Shares	1,000,000,000	$0.01
Class D Shares	500,000,000	$0.01
Class I Shares	1,000,000,000	$0.01
Total	3,100,000,000

Schedule of Common Stock Outstanding shares

The following table details the movement in the Company’s outstanding shares of common stock:

	Class T	Class S	Class D	Class I	Total
January 1, 2022	4,648,436	154,381,036	22,142,299	163,624,500	344,796,271
Common stock shares issued (1)	1,112,055	80,943,605	10,500,831	109,276,249	201,832,740
Distribution reinvestment plan shares issued	125,187	3,647,656	720,473	3,664,723	8,158,039
Common stock shares repurchased	(164,182)	(14,415,387)	(2,389,430)	(32,146,156)	(49,115,155)
Independent directors’ restricted stock grant(2)	—	—	—	35,697	35,697
December 31, 2022	5,721,496	224,556,910	30,974,173	244,455,013	505,707,592

Common stock shares issued (1)	(98,898)	4,915,057	(153,390)	14,803,271	19,466,040
Distribution reinvestment plan shares issued	141,944	3,788,883	335,712	3,849,211	8,115,750
Common stock shares repurchased	(482,517)	(38,237,234)	(3,643,944)	(60,147,804)	(102,511,499)
Independent directors’ restricted stock grant(2)	—	—	—	30,361	30,361
December 31, 2023	5,282,025	195,023,616	27,512,551	202,990,052	430,808,244

Common stock shares issued (1)	(230,764)	209,158	293,126	9,457,765	9,729,285
Distribution reinvestment plan shares issued	142,951	3,660,648	500,536	3,204,529	7,508,664
Common stock shares repurchased	(138,567)	(17,502,181)	(2,378,099)	(26,288,430)	(46,307,277)
Independent directors’ restricted stock grant(2)	—	—	—	33,797	33,797
December 31, 2024	5,055,645	181,391,241	25,928,114	189,397,713	401,772,713

__________

(1)
Includes exchanges between share classes.
(2)
The independent directors’ restricted stock grant represents $0.8 million, $0.8 million and $0.8 million of the annual compensation paid to the independent directors for the years ended December 31, 2024, 2023 and 2022, respectively. Each grant is amortized over the one-year service period of such grant.

Schedule of Aggregate Distributions Declared for Each Class of Common Stock

The following table details the aggregate distributions declared for each applicable class of common stock:

	Year Ended December 31, 2024
	Class T	Class S	Class D	Class I
Aggregate gross distributions declared per share of common stock	$1.2420	$1.2420	$1.2420	$1.2420
Stockholder servicing fee per share of common stock	(0.1923)	(0.1929)	(0.0556)	—
Net distributions declared per share of common stock	$1.0497	$1.0491	$1.1864	$1.2420

	Year Ended December 31, 2023
	Class T	Class S	Class D	Class I
Aggregate gross distributions declared per share of common stock	$1.2420	$1.2420	$1.2420	$1.2420
Stockholder servicing fee per share of common stock	(0.2157)	(0.2158)	(0.0622)	—
Net distributions declared per share of common stock	$1.0263	$1.0262	$1.1798	$1.2420

	Year Ended December 31, 2022
	Class T	Class S	Class D	Class I
Aggregate gross distributions declared per share of common stock	$1.2420	$1.2420	$1.2420	$1.2420
Stockholder servicing fee per share of common stock	(0.2320)	(0.2318)	(0.0672)	—
Net distributions declared per share of common stock	$1.0100	$1.0102	$1.1748	$1.2420

Schedule of Redeemable Noncontrolling Interest Activity

The following table details the redeemable non-controlling interests activity related to the Special Limited Partner and third-party Operating Partnership unitholders for the years ended December 31, 2024 and 2023 ($ in thousands):

	Special Limited Partner(1)	Third-party Operating Partnership unitholders	Total
Balance at December 31, 2022	$238,322	$188,777	$427,099
Settlement of performance participation allocation	102,348	—	102,348
Repurchases	—	(620)	(620)
GAAP loss allocation	(18,753)	(10,412)	(29,165)
Distributions	(16,065)	(8,895)	(24,960)
Fair value allocation	(10,160)	(4,680)	(14,840)
Balance at December 31, 2023	$295,692	$164,170	$459,862
Settlement of performance participation allocation	—	—	—
Conversion to Class I shares	—	(1,144)	(1,144)
GAAP loss allocation	(23,306)	(12,791)	(36,097)
Distributions	(16,065)	(8,835)	(24,900)
Fair value allocation	24,551	12,606	37,157
Balance at December 31, 2024	$280,872	$154,006	$434,878

(1)
Includes units transferred to Barry S. Sternlicht, which are deemed to be beneficially owned by Mr. Sternlicht.